Fair Value Measurements (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Energy Derivatives [Member]
Fair Value Measurements Using Significant Unobservable Inputs
Beginning balance	$ 2	$ 507	$ (14)
Realized and unrealized gains (losses):
Included in income (loss) from continuing operations	3	476	88
Included in other comprehensive income (loss)	2	(331)	486
Purchases, issuances, and settlements	(6)	(477)	(51)
Transfers into Level 3			3
Transfers out of Level 3		(173)	(5)
Ending balance	1	2	507
Unrealized gains (losses) included in income (loss) from continuing operations relating to instruments still held at December 31		2
Other Assets [Member]
Fair Value Measurements Using Significant Unobservable Inputs
Beginning balance	0	7	10
Realized and unrealized gains (losses):
Included in income (loss) from continuing operations	0		(3)
Included in other comprehensive income (loss)	0
Purchases, issuances, and settlements	0	(7)
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	0	0	7
Unrealized gains (losses) included in income (loss) from continuing operations relating to instruments still held at December 31	$ 0